Fair value measurement	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 8

Fair value measurement
a) Fair value hierarchy
The fair

value hierarchy

classification of

financial and

non-financial assets

and liabilities

measured at

fair value

is
summarized in the table below.
During the

first six

months of

2023,

assets and

liabilities that

were

transferred from

Level 2 to

Level 1, or

from
Level 1 to Level 2, and were held for the entire

reporting period were not material.

Determination of fair values from quoted market

prices or valuation techniques
1
30.6.23 31.3.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring

basis
Financial assets at fair value held for trading 104,834 13,871 1,527 120,232 104,793 12,118 1,099 118,009 96,263 10,284 1,488 108,034
of which: Equity instruments 90,318 453 130 90,901 87,722 295 177 88,193 83,095 789 126 84,010
of which: Government bills / bonds 7,500 2,119 12 9,631 8,902 1,534 23 10,460 5,496 950 18 6,464
of which: Investment fund units 6,123 726 10 6,859 7,187 536 10 7,733 6,673 596 61 7,330
of which: Corporate and municipal bonds 889 9,531 438 10,859 977 7,702 442 9,121 976 6,509 541 8,026
of which: Loans 0 941 821 1,763 0 1,812 329 2,141 0 1,179 628 1,807
of which: Asset-backed securities 4 101 115 220 4 239 118 360 22 261 114 397
Derivative financial instruments 1,042 121,686 1,318 124,046 879 112,066 1,309 114,253 769 147,876 1,464 150,109
of which: Foreign exchange

551 58,332 5 58,889 515 51,733 3 52,251 575 84,882 2 85,459
of which: Interest rate

0 38,982 492 39,474 0 36,339 398 36,737 0 39,345 460 39,805
of which: Equity / index

0 21,944 433 22,378 1 21,180 578 21,759 1 21,542 653 22,195
of which: Credit 0 1,001 361 1,362 0 944 309 1,253 0 719 318 1,038
of which: Commodities 0 1,371 24 1,394 0 1,780 20 1,800 0 1,334 30 1,365
Brokerage receivables 0 21,218 0 21,218 0 21,025 0 21,025 0 17,576 0 17,576
Financial assets at fair value not held for trading 31,296 28,577 3,841 63,714 32,279 30,398 3,834 66,511 26,572 29,110 3,725 59,408
of which: Financial assets for unit-linked
investment contracts 14,740 164 0 14,904 14,004 97 0 14,101 13,071 1 0 13,072
of which: Corporate and municipal bonds 61 11,730 236 12,026 86 13,601 241 13,928 35 14,101 230 14,366
of which: Government bills / bonds 16,144 3,976 0 20,120 17,824 3,140 0 20,965 13,103 3,638 0 16,741
of which: Loans 0 3,766 819 4,585 0 3,706 810 4,516 0 3,602 736 4,337
of which: Securities financing transactions 0 8,751 105 8,856 0 9,670 108 9,779 0 7,590 114 7,704
of which: Auction rate securities 0 0 1,321 1,321 0 0 1,321 1,321 0 0 1,326 1,326 of which: Investment fund units 321 190 210 720 295 183 288 766 307 178 190 675 of which: Equity instruments 29 0 990 1,020 70 0 879 949 57 0 792 849
Financial assets measured at fair value through other

comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 65 2,152 0 2,217 60 2,181 0 2,241 57 2,182 0 2,239 of which: Commercial paper and certificates of
deposit 0 1,926 0 1,926 0 1,921 0 1,921 0 1,878 0 1,878
of which: Corporate and municipal bonds 65 217 0 282 60 233 0 293 57 278 0 335
Non-financial assets measured at fair value on a recurring

basis
Precious metals and other physical commodities 4,426 0 0 4,426 4,506 0 0 4,506 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets 2 0 0 16 16 0 0 18 18 0 0 21 21
Total assets measured at fair value 141,663 187,505 6,701 335,870 142,516 177,787 6,260 326,563 128,132 207,028 6,698 341,858

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.23 31.3.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a

recurring basis
Financial liabilities at fair value held for trading 29,147 6,330 139 35,616 28,332 5,941 101 34,374 23,578 5,823 114 29,515
of which: Equity instruments 20,572 303 73 20,947 19,411 370 58 19,839 16,521 352 78 16,951
of which: Corporate and municipal bonds 31 5,217 61 5,308 33 4,610 38 4,681 36 4,643 27 4,707 of which: Government bills / bonds 7,487 737 0 8,224 7,919 728 0 8,647 5,880 706 1 6,587 of which: Investment fund units 1,057 45 3 1,106 969 204 3 1,176 1,141 84 3 1,229
Derivative financial instruments 974 124,250 2,144 127,367 967 113,051 2,095 116,113 640 152,582 1,684 154,906
of which: Foreign exchange

565 59,112 40 59,718 529 52,706 33 53,267 587 87,897 24 88,508
of which: Interest rate

0 37,861 133 37,994 0 34,317 360 34,677 0 37,429 116 37,545
of which: Equity / index

0 24,398 1,665 26,064 1 23,207 1,365 24,573 0 24,963 1,184 26,148
of which: Credit 0 1,267 260 1,527 0 1,057 286 1,343 0 920 279 1,199
of which: Commodities 0 1,511 30 1,541 0 1,592 33 1,625 0 1,309 52 1,361
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair

value
0 43,357 0 43,357 0 43,911 0 43,911 0 45,085 0 45,085
Debt issued designated at fair value 0 68,909 9,832 78,741 0 65,845 9,130 74,974 0 62,603 9,240 71,842
Other financial liabilities designated at fair value 0 29,204 2,221 31,425 0 26,083 1,935 28,018 0 30,055 1,978 32,033
of which: Financial liabilities related to unit-linked
investment contracts 0 15,055 0 15,055 0 14,243 0 14,243 0 13,221 0 13,221
of which: Securities financing transactions 0 11,344 0 11,344 0 9,707 0 9,707 0 15,333 0 15,333
of which: Funding from UBS Group AG 0 979 1,320 2,299 0 903 1,356 2,259 0 508 1,287 1,796
of which: Over-the-counter debt instruments and
others 0 1,826 901 2,727 0 1,230 579 1,809 0 993 691 1,684
Total liabilities measured at fair value 30,121 272,049 14,336 316,506 29,299 254,831 13,260 297,391 24,219 296,148 13,015 333,382
1 Bifurcated embedded

derivatives are presented

on the same balance

sheet lines as their

host contracts and

are not included

in this table.

The fair value

of these derivatives

was not material

for the
periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale,

which are measured at the lower of their net carrying amount or fair value less costs to sell.
b) Valuation adjustments
The table below summarizes the changes

in deferred day-1 profit or loss reserves during the

relevant period.

Deferred day-1 profit or loss is generally released into
Other net income from financial instruments measured

at fair
value

through

profit

or

loss
when

the

pricing

of

equivalent

products

or

the

underlying

parameters

become
observable or when the transaction is closed out.

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Reserve balance at the beginning of the period 399 422 425 422 418
Profit / (loss) deferred on new transactions 71 91 86 162 161
(Profit) / loss recognized in the income statement (75) (113) (58) (188) (127)
Foreign currency translation (1) 0 (1) (1) (1)
Reserve balance at the end of the period 396 399 451 396 451
The table below summarizes other valuation

adjustment reserves recognized on the balance

sheet.

Other valuation adjustment reserves on the

balance sheet
As of
USD m 30.6.23 31.3.23 31.12.22
Own credit adjustments on financial liabilities designated at fair value 405 624 556 of which: debt issued designated at fair value 115 276 289
of which: other financial liabilities designated at fair value 290 347 266
Credit valuation adjustments
1
(34) (33) (33)
Funding valuation adjustments (102) (108) (50)
Debit valuation adjustments 4 6 4
Other valuation adjustments (726) (801) (839)
of which: liquidity (275) (299) (311)
of which: model uncertainty (451) (502) (529)
1 Amount does not include reserves against defaulted counterparties.
c) Level 3 instruments: valuation techniques

and inputs
The

table

below

presents material

Level 3

assets

and

liabilities,

together

with

the

valuation

techniques

used

to
measure fair value,

as well as

the inputs used

in a given

valuation technique that are

considered significant as of
30 June 2023

and unobservable, and a range of values

for those unobservable inputs.
The range of values

represents the highest- and

lowest-level inputs used in the valuation

techniques. Therefore, the
range does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of
UBS AG’s estimates

and assumptions,

but rather

the different

underlying characteristics

of the

relevant assets

and
liabilities

held by UBS

AG.

The significant unobservable

inputs disclosed in

the table below

are consistent with

those included in

“Note 20 Fair
value measurement” in the “Consolidated financial

statements” section of the Annual

Report 2022.

Valuation techniques and inputs

used in the fair value measurement of Level

3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.23 31.12.22
USD bn 30.6.23 31.12.22 30.6.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held for

trading
Corporate and municipal
bonds 0.7 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 4 99 73 14 112 85 points
Discounted expected
cash flows Discount margin 391 391 412 412
basis
points
Traded loans,

loans
measured at fair value, loan
commitments and
guarantees 1.8 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 34 100 98 30 100 97 points
Discounted expected
cash flows Credit spread 200 275 249 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 165 1,544 349 145 1,350 322
basis
points
Auction rate securities 1.3 1.3
Discounted expected
cash flows Credit spread 115 209 156 115 196 144
basis
points
Investment fund units
3
0.2 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
1.1 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
9.8 9.2
Other financial liabilities
designated at fair value 2.2 2.0
Discounted expected
cash flows Funding spread 25 175 23 175
basis
points
Derivative financial instruments
Interest rate 0.5 0.5 0.1 0.1 Option model Volatility of interest rates 69 129 75 143 basis
points
Credit 0.4 0.3 0.3 0.3
Discounted expected
cash flows
Credit spreads

9 538 9 565
basis
points
Bond price equivalent 3 281 3 277 points
Equity / index 0.4 0.7 1.7 1.2 Option model Equity dividend yields 0 9 0 20%
Volatility of equity stocks,
equity and other indices 4 138 4 120%
Equity-to-FX correlation (40) 84 (29) 84%
Equity-to-equity
correlation (25) 99 (25) 100%
1 The ranges of significant unobservable inputs are

represented in points, percentages and basis points.

Points are a percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial instruments and were calculated by weighting inputs based on the fair values of

the respective instruments. Weighted averages

are not provided for inputs related to Other financial
liabilities designated at

fair value and

Derivative financial instruments,

as this would

not be meaningful.

3 The range

of inputs is

not disclosed, as

there is a

dispersion of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily

consists of UBS AG structured notes,

which include variable maturity notes with various

equity and foreign exchange underlying risks,

as well as rates-
linked and credit-linked

notes, all of which have

embedded derivative parameters that

are considered to be unobservable.

The equivalent derivative

instrument parameters are presented

in the respective derivative
financial instruments lines in this table.
d) Level 3 instruments: sensitivity to changes

in unobservable input assumptions
The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or
more of

the unobservable

inputs to

reflect reasonably

possible alternative

assumptions would

change fair

value
significantly, and the estimated effect thereof.

The

sensitivity data

shown below

presents an

estimation of

valuation uncertainty

based

on

reasonably possible
alternative values for Level 3

inputs at the balance sheet

date and does not represent

the estimated effect of stress
scenarios. Typically,

these financial

assets and

liabilities are

sensitive to

a combination

of inputs

from Levels 1–3.
Although well-defined interdependencies may exist

between Level 1 / 2 parameters and

Level 3 parameters (e.g.,
between interest rates,

which are generally

Level 1 or Level 2,

and prepayments,

which are generally

Level 3), these
have not been incorporated

in the table. Furthermore,

direct interrelationships between

the Level 3 parameters are
not a significant element of the valuation uncertainty.

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
30.6.23 31.3.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value, loan commitments and guarantees 12 (6) 12 (13) 19 (12)
Securities financing transactions 27 (18) 27 (29) 33 (37)
Auction rate securities 44 (44) 45 (45) 46 (46)
Asset-backed securities 29 (28) 29 (27) 27 (27)
Equity instruments 193 (169) 188 (164) 183 (161)
Interest rate derivatives, net 5 (18) 20 (13) 18 (12)
Credit derivatives, net 4 (3) 3 (5) 3 (4)
Foreign exchange derivatives, net 6 (6) 4 (5) 10 (5)
Equity / index derivatives, net 350 (318) 371 (338) 361 (330)
Other 60 (56) 93 (105) 39 (62)
Total 730 (666) 791 (744) 738 (696)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.
e) Level 3 instruments: movements during

the period
The table below presents additional information about material Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities

may be hedged with instruments

classified as Level 1 or Level 2 in
the fair

value hierarchy

and, as

a

result,

realized and

unrealized gains

and losses

included in

the table

may not
include the effect of related hedging

activity. Furthermore, the realized and unrealized gains and losses presented
in the table are not

limited solely to those

arising from Level 3 inputs,

as valuations are generally

derived from both
observable and unobservable parameters.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are

presented

as

if

those

assets

or

liabilities

had

been
transferred at the beginning of the year.

Movements of Level 3 instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the six months ended 30 June 2023
2
Financial assets at fair value held for
trading 1.5 0.0 (0.0) 0.2 (0.7) 0.7 0.0 0.1 (0.3) 0.0 1.5
of which: Investment fund units 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) 0.0 0.0 of which: Corporate and municipal
bonds 0.5 (0.0) (0.0) 0.1 (0.2) 0.0 0.0 0.0 (0.0) 0.0 0.4
of which: Loans 0.6 0.0 0.0 0.0 (0.3) 0.7 0.0 0.0 (0.2) 0.0 0.8
Derivative financial instruments –
assets 1.5 (0.2) (0.2) 0.0 0.0 0.4 (0.2) 0.1 (0.2) 0.0 1.3
of which: Interest rate 0.5 0.0 (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.5 of which: Equity / index 0.7 (0.2) (0.1) 0.0 0.0 0.3 (0.2) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) 0.0 0.4
Financial assets at fair value not held
for trading 3.7 0.0 0.0 0.5 (0.4) 0.0 0.0 0.1 (0.1) 0.0 3.8
of which: Loans 0.7 0.0 0.0 0.2 (0.0) 0.0 0.0 0.0 (0.1) (0.0) 0.8
of which: Auction rate securities 1.3 0.0 0.0 0.0 (0.0) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.8 0.0 0.0 0.2 (0.1) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 1.7 0.2 0.2 0.0 0.0 0.7 (0.3) 0.1 (0.3) 0.0 2.1
of which: Interest rate 0.1 (0.0) 0.0 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.1 of which: Equity / index 1.2 0.2 0.2 0.0 0.0 0.5 (0.2) 0.0 (0.1) 0.0 1.7 of which: Credit 0.3 (0.0) (0.0) 0.0 0.0 0.1 0.0 0.1 (0.2) (0.0) 0.3
Debt issued designated at fair value 9.2 0.5 0.4 0.0 0.0 2.3 (2.0) 0.6 (0.8) (0.0) 9.8
Other financial liabilities designated at
fair value 2.0 0.1 0.1 0.0 0.0 0.2 (0.0) 0.0 (0.0) (0.0) 2.2

For the six months ended 30 June 2022
Financial assets at fair value held for
trading 2.3 (0.1) (0.2) 0.3 (1.3) 1.0 0.0 0.1 (0.3) (0.0) 1.9
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.2) 1.0 0.0 0.0 (0.2) (0.0) 1.0
Derivative financial instruments –
assets 1.1 0.5 0.6 0.0 0.0 0.5 (0.4) 0.2 (0.2) (0.0) 1.8
of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.0 (0.1) 0.1 (0.1) (0.0) 0.4 of which: Equity / index 0.4 0.3 0.3 0.0 0.0 0.2 (0.2) 0.0 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 0.1 0.0 0.0 0.2 (0.0) 0.1 0.0 0.0 0.6
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.6 (0.6) 0.0 (0.0) 0.0 (0.1) (0.1) 4.2 of which: Loans 0.9 (0.0) (0.0) 0.5 (0.2) 0.0 0.0 0.0 (0.1) (0.0) 1.0
of which: Auction rate securities 1.6 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.7 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.0) 0.7
Derivative financial instruments –
liabilities 2.2 (0.6) (0.6) 0.0 0.0 0.9 (0.8) 0.1 (0.1) (0.1) 1.7
of which: Interest rate 0.3 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 0.0 (0.0) 0.1 of which: Equity / index 1.5 (0.3) (0.3) 0.0 0.0 0.6 (0.7) 0.0 (0.1) (0.0) 1.1 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 0.0 0.1 (0.0) (0.0) 0.4
Debt issued designated at fair value
11.9 (1.9) (1.6) 0.0 0.0 4.2 (2.7) 0.7 (1.3) (0.4) 10.5
Other financial liabilities designated at
fair value 3.2 (0.7) (0.7) 0.0 0.0 0.2 (0.1) 0.0 (0.2) (0.0) 2.4
1 Net gains / losses included in comprehensive income are recognized in Net interest income and Other net income from financial instruments measured at fair value through profit or loss in the Income statement, and also in Gains / (losses) from own credit on financial liabilities designated at fair value, before tax in the Statement of comprehensive income.

2 Total Level 3 assets as of 30 June 2023 were USD
6.7 bn (31 December
2022: USD 6.7 bn). Total Level 3 liabilities as of 30 June 2023 were USD 14.3 bn (31 December 2022: USD 13.0 bn).
f) Financial instruments not measured

at fair value
The table

below reflects

the estimated

fair values

of financial

instruments not

measured at

fair value.

Valuation
principles applied

when determining fair

value estimates for

financial instruments not

measured at

fair value

are
consistent with those described in “Note 20

Fair value measurement” in the “Consolidated financial statements”
section of the Annual Report 2022.

Financial instruments not measured at fair value
30.6.23 31.3.23 31.12.22
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 159.4 159.4 144.2 144.2 169.4 169.4
Loans and advances to banks 21.4 21.4 14.8 14.8 14.7 14.6
Receivables from securities financing transactions measured at amortized cost
62.0 62.0 60.0 60.0 67.8 67.8
Cash collateral receivables on derivative instruments 35.1 35.1 32.7 32.6 35.0 35.0
Loans and advances to customers 397.6 385.1 395.4 383.8 390.0 377.7
Other financial assets measured at amortized cost 52.2 51.8 49.3 49.0 53.4 51.0
Liabilities
Amounts due to banks 16.3 16.3 13.6 13.6 11.6 11.6
Payables from securities financing transactions measured at amortized cost 12.3 12.3 9.9 9.9 4.2 4.2
Cash collateral payables on derivative instruments 31.4 31.4 32.2 32.2 36.4 36.4
Customer deposits 521.7 521.4 507.8 507.2 527.2 526.9
Funding from UBS Group AG measured at amortized cost 61.4 60.3 63.1 61.2 56.1 55.7
Debt issued measured at amortized cost 62.6 62.0 54.7 54.0 59.5 58.9
Other financial liabilities measured at amortized cost
1
8.6 8.6 7.5 7.5 7.2 7.2

1 Excludes lease liabilities.